Source Capital, Inc.

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 26.3%
	ASSET-BACKED SECURITIES — 11.2%
	COLLATERALIZED LOAN OBLIGATION — 5.7%
	ABPCI Direct Lending Fund LLC
$2,056,000	Series 2016-1A, Class E2, 14.273% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	$2,059,331
	Barings Middle Market Ltd.
1,040,000	Series 2021-IA, Class D, 14.194% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,041,593
	BlackRock Maroon Bells LLC
3,200,500	Series 2022-1A, Class E, 14.801% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	3,206,971
	Fortress Credit Opportunities Ltd.
5,186,000	Series 2017-9A, Class ER, 13.623% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	5,189,817
	Ivy Hill Middle Market Credit Fund Ltd.
3,464,000	Series 18A, Class E, 13.294% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,465,642
814,000	Series 12A, Class DR, 13.714% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	814,743
2,380,000	Series 20A, Class E, 15.282% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	2,410,502
	Parliament Ltd.
1,854,000	Series 2021-2A, Class D, 9.090% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	1,854,920
	TCP Waterman LLC
1,571,000	Series 2017-1A, Class ER, 13.550% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	1,575,862
		21,619,381
	EQUIPMENT — 0.7%
	Coinstar Funding LLC
2,841,860	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,550,658
	Prop 2017-1A
298,578	5.300%, 3/15/2042(c),(d)	261,256
		2,811,914
	OTHER — 4.8%
	ABPCI Direct Lending Fund LLC
3,344,153	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	3,151,634
	ABPCI Direct Lending Fund Ltd.
286,530	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	280,508
2,894,771	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,814,957
	Cologix Data Centers US Issuer LLC
1,765,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	1,646,733
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	356,340

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Diamond Issuer LLC
$1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	$900,410
	Elm Trust
26,086	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	25,409
70,106	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	67,837
485,099	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	467,400
	Golub Capital Partners Funding Ltd.
759,022	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	732,456
1,271,733	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,237,238
3,211,232	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	3,056,530
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	696,608
	Monroe Capital Funding Ltd.
730,471	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	712,476
	VCP RRL Ltd.
768,764	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	721,384
1,619,371	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,497,663
		18,365,583
	TOTAL ASSET-BACKED SECURITIES
	(Cost $43,581,675)	42,796,878
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
	NON-AGENCY — 0.4%
	BX Commercial Mortgage Trust
1,311,000	Series 2021-VOLT, Class F, 7.611% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	1,301,182
	Eleven Madison Mortgage Trust
344,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	334,658
		1,635,840
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,618,576)	1,635,840
	CONVERTIBLE BONDS — 2.0%
	Delivery Hero AG
500,000	1.000%, 1/23/2027	503,203
100,000	1.500%, 1/15/2028	94,490
1,200,000	3.250%, 2/21/2030	1,395,426
	Wayfair, Inc.
5,078,000	0.625%, 10/1/2025	4,830,671
122,000	1.000%, 8/15/2026	113,714
	Zillow Group, Inc.
48,000	2.750%, 5/15/2025	53,453

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CONVERTIBLE BONDS (Continued)
$350,000	1.375%, 9/1/2026	$514,850
	TOTAL CONVERTIBLE BONDS
	(Cost $6,701,871)	7,505,807
	CORPORATE BANK DEBT — 3.0%
	Capstone Acquisition Holdings, Inc. Term Loan
2,296,766	9.445% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e),(f)	2,186,935
	CB&I STS Delaware LLC
2,282,035	13.096% (3-Month Term SOFR+776.2 basis points), 12/31/2026(b),(c),(d),(e),(g)	2,304,856
	Cornerstone OnDemand, Inc.
72,513	8.615% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(e)	67,890
	Element Commercial Funding LP
2,178,461	10.731% (1-Month Term SOFR+575 basis points), 3/15/2025(b),(c),(d),(e),(f)	2,161,607
	JC Penney Corp., Inc.
462,319	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(e),(h)	46
	Lealand Finance Company B.V. Senior Exit LC
1,493,118	3.500%, 6/30/2027(b),(c),(d),(e),(f)	(656,972)
4,666,312	5.250%, 6/30/2027(b),(d),(e),(f),(i)	(1,633,209)
	Lealand Reficar LC Term Loan
150,030	13.060% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g)	97,520
	McDermott LC
991,165	8.855%, 6/30/2027(b),(c),(d),(e),(f)	555,052
	McDermott Tanks Escrow LC
228,693	6.406% (3-Month Term SOFR+101.2 basis points), 12/31/2026(b),(c),(d),(e)	128,068
	McDermott Tanks Secured LC
2,513,908	10.406% (3-Month Term SOFR+501.2 basis points), 12/31/2026(b),(c),(d),(e),(f),(i)	(251,391)
	McDermott Technology Americas, Inc.
141,927	7.960% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(d),(e)	70,963
1,556,335	8.960% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(d),(e),(g)	529,154
	Polaris Newco, LLC Term Loan B
1,133,935	8.845% (3-Month Term SOFR+400 basis points), 6/5/2028(b),(d),(e)	1,114,091
	Project Myrtle
3,000,000	7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025(b),(c),(d),(e),(f),(i)	1,724,744
	QBS Parent, Inc.
1,908,861	8.854% (1-Month Term SOFR+425 basis points), 9/22/2025(b),(d),(e)	1,856,367
	Vision Solutions, Inc.
72,505	9.514% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(e)	70,391
	WH Borrower LLC, Term Loan B
1,140,742	10.786% (3-Month Term SOFR+550 basis points), 2/16/2027(b),(d),(e)	1,138,837
	Windstream Services LLC
249,761	11.195% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(d),(e)	248,981
	TOTAL CORPORATE BANK DEBT
	(Cost $15,263,923)	11,713,930

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 9.7%
	COMMUNICATIONS — 1.0%
	Consolidated Communications, Inc.
$1,272,000	6.500%, 10/1/2028(a)	$1,200,450
	Frontier Communications Holdings LLC
453,000	5.875%, 10/15/2027(a)	454,934
	Upwork, Inc.
2,500,000	0.250%, 8/15/2026	2,280,475
		3,935,859
	CONSUMER DISCRETIONARY — 0.6%
	Air Canada Pass Through Trust
1,500,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,608,750
	VT Topco, Inc.
421,000	8.500%, 8/15/2030(a)	448,365
		2,057,115
	ENERGY — 3.4%
	Tidewater, Inc.
9,600,000	8.500%, 11/16/2026	9,914,400
3,000,000	10.375%, 7/3/2028(a)	3,213,750
		13,128,150
	FINANCIALS — 4.2%
	Apollo Debt Solutions BDC Senior Notes
2,333,000	8.620%, 9/28/2028(c),(d)	2,333,000
	Blue Owl Credit Income Corp.
2,243,000	7.750%, 9/16/2027	2,360,748
	Charles Schwab Corp.
549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	523,359
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	71,812
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(c),(d)	3,500,000
	HPS Corporate Lending Fund
520,000	6.750%, 1/30/2029(a)	538,453
	Midcap Financial Issuer Trust
3,466,000	6.500%, 5/1/2028(a)	3,352,073
	Oaktree Strategic Credit Fund
1,615,000	8.400%, 11/14/2028(a)	1,747,365
	OCREDIT BDC Senior Notes
552,000	7.770%, 3/7/2029(c),(d)	552,000
	Vornado Realty LP
1,000,000	3.500%, 1/15/2025	991,410
250,000	2.150%, 6/1/2026	237,280
		16,207,500

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
$1,796,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	$1,917,230
	TOTAL CORPORATE BONDS
	(Cost $36,044,445)	37,245,854
	TOTAL BONDS & DEBENTURES
	(Cost $103,210,490)	100,898,309

Number of Shares
	CLOSED-END FUNDS — 0.1%
142,220	Altegrity, Inc.(c),(d)	174,930
	TOTAL CLOSED-END FUNDS
	(Cost $0)	174,930
	COMMON STOCKS — 39.6%
	AEROSPACE & DEFENSE — 1.8%
19,405	Howmet Aerospace, Inc.	1,945,351
21,166	Safran S.A.	4,973,445
		6,918,796
	APPAREL & TEXTILE PRODUCTS — 0.8%
18,617	Cie Financiere Richemont S.A. - Class A	2,942,999
	ASSET MANAGEMENT — 0.0%
14,610	Pershing Square Tontine Holdings Ltd.(c),(d)	—
	BANKING — 3.8%
134,615	Citigroup, Inc.	8,426,899
105,255	Wells Fargo & Co.	5,945,855
		14,372,754
	BEVERAGES — 2.8%
70,951	Heineken Holding N.V.	5,354,494
147,316	JDE Peet's N.V.	3,076,189
11,628	Pernod Ricard S.A.	1,755,072
62,216	Swire Pacific Ltd. - Class A	531,412
		10,717,167
	CABLE & SATELLITE — 2.9%
5,983	Charter Communications, Inc. - Class A*	1,938,971
215,600	Comcast Corp. - Class A	9,005,612
		10,944,583
	CHEMICALS — 2.1%
77,685	International Flavors & Fragrances, Inc.	8,151,487
	COMMERCIAL SUPPORT SERVICES — 0.2%
14,016	Eurofins Scientific S.E.	887,701

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSTRUCTION MATERIALS — 2.3%
89,210	Holcim AG*	$8,701,769
	E-COMMERCE DISCRETIONARY — 0.7%
15,404	Amazon.com, Inc.*	2,870,227
	ELECTRIC UTILITIES — 0.0%
9,047	PG&E Corp.	178,859
	ELECTRICAL EQUIPMENT — 2.1%
52,509	TE Connectivity Ltd.	7,928,334
	ENGINEERING & CONSTRUCTION — 0.7%
2,135,146	McDermott International, Ltd.*,(c),(d)	427,029
21,370	Samsung C&T Corp.	2,251,882
		2,678,911
	ENTERTAINMENT CONTENT — 0.7%
4,347	Epic Games, Inc.(c),(d)	1,156,302
76,309	Nexon Co., Ltd.	1,502,288
		2,658,590
	HEALTH CARE FACILITIES & SVCS — 0.3%
3,606	ICON PLC*	1,036,040
	HOME CONSTRUCTION — 0.1%
4,739	Fortune Brands Innovations, Inc.	424,283
	INDUSTRIAL SUPPORT SERVICES — 1.1%
21,507	Ferguson PLC	4,270,645

	INSURANCE — 1.5%
16,270	Aon PLC - Class A	5,629,257
	INTERNET MEDIA & SERVICES — 5.3%
31,853	Alphabet, Inc. - Class A	5,282,820
19,721	Alphabet, Inc. - Class C	3,297,154
8,390	Delivery Hero S.E.*	338,252
9,669	Just Eat Takeaway.com N.V.*	145,132
10,387	Meta Platforms, Inc. - Class A	5,945,934
417	Netflix, Inc.*	295,766
86,481	Prosus N.V.*	3,779,212
14,078	Uber Technologies, Inc.*	1,058,103
		20,142,373
	LEISURE FACILITIES & SERVICES — 1.2%
12,342	Marriott International, Inc. - Class A	3,068,221
8,942	Vail Resorts, Inc.	1,558,501
		4,626,722
	METALS & MINING — 1.2%
788,595	Glencore PLC*	4,509,119

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	METALS & MINING (Continued)
4,213	Metals Acquisition Corp. - Class A*	$58,350
		4,567,469
	OIL & GAS PRODUCERS — 1.1%
4,818	Gulfport Energy Corp.*	729,204
160,090	Kinder Morgan, Inc.	3,536,388
		4,265,592
	OTHER COMMON STOCK — 0.1%
—	Other Common Stock(k)	345,104
	REAL ESTATE SERVICES — 0.0%
16,058	Copper Property CTL Pass Through Trust(d)	192,982
	RETAIL - DISCRETIONARY — 0.5%
23,348	CarMax, Inc.*	1,806,668
	SEMICONDUCTORS — 3.9%
39,971	Analog Devices, Inc.	9,200,125
12,219	Broadcom, Inc.	2,107,778
14,489	NXP Semiconductors N.V.	3,477,505
		14,785,408
	SOFTWARE — 0.0%
10,312	Windstream Holdings, Inc.(c)	185,616
	TECHNOLOGY HARDWARE — 0.8%
56,244	Nintendo Co., Ltd.	2,988,201
	TECHNOLOGY SERVICES — 0.7%
45,096	LG Corp.	2,727,761
	TRANSPORTATION & LOGISTICS — 0.4%
84,452	PHI Group, Inc.*,(c),(d)	1,689,040
	TRANSPORTATION EQUIPMENT — 0.5%
11,278	Westinghouse Air Brake Technologies Corp.	2,050,002
	TOTAL COMMON STOCKS
	(Cost $94,753,351)	151,685,340
	LIMITED PARTNERSHIPS — 13.6%
2,300,000	BH3 Debt Opportunity Fund II-Parallel, LP(d),(l)	907,409
55,000	Blue Torch Credit Opportunities Fund II LP(d),(l)	3,504,702
60,000	Clover Private Credit Opportunities Fund LP(d),(l)	4,639,949
6,794,272	FPS Holdco II LLC(d),(l),(m)	6,794,272
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(l)	4,669,871
80,000	Metro Partners Fund VII LP(d),(l)	8,714,127
80,000	MSD Private Credit Opportunities Fund II LP(d),(l)	5,804,759
30,000	MSD Real Estate Credit Opportunities Fund(d),(l)	1,332,093
55,000	Nebari Natural Resources Credit Fund I LP(d),(l)	4,543,729
30,000	Piney Lake Opportunities Fund LP(d),(l)	3,077,477
18,000	Post Road Special Opportunity Fund II LP(d),(l)	1,669,394

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	LIMITED PARTNERSHIPS (Continued)
34,745	Silverpeak Credit Opportunities LP(d),(l)	$1,702,833
48,500	Silverpeak Special Situations(d),(l)	4,774,957
	TOTAL LIMITED PARTNERSHIPS
	(Cost $47,455,616)	52,135,572
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
21	Gulfport Energy Corp., 10.000%, (c)	18,574
	INDUSTRIALS — 0.1%
908	McDermott International, Ltd., 8.000%, (c),(d)	176,421
	TOTAL PREFERRED STOCKS
	(Cost $83,400)	194,995
	WARRANTS (SPAC) — 0.0%
31,567	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(c)	—
24,015	MariaDB PLC, Expiration Date: December 16, 2027*,(c)	—
5,407	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(c)	6
5,878	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(c)	530
	TOTAL WARRANTS (SPAC)
	(Cost $17,967)	536
	SHORT-TERM INVESTMENTS — 19.6%
	MONEY MARKET INVESTMENTS — 19.6%
75,221,883	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.76%(n)	75,221,883
	TOTAL SHORT-TERM INVESTMENTS

	(Cost $75,221,883)	75,221,883
	TOTAL INVESTMENTS — 99.3%
	(Cost $320,742,707)	380,311,565
	Other Assets in Excess of Liabilities — 0.7%	2,780,707
	TOTAL NET ASSETS — 100.0%	$383,092,272

BDC – Business Development Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $58,652,832, which represents 15.31% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

(d)	Restricted securities. These restricted securities constituted 19.90% of total net assets at September 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	As of September 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(h)	Security is in default.
(i)	All or a portion of the loan is unfunded.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	Affiliated company.
(n)	The rate is the annualized seven-day yield at period end.

Source Capital, Inc.

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$174,930	0.05%
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	2,333,000	2,333,000	0.62%
BH3 Debt Opportunity Fund II-Parallel, LP	9/10/2024	907,409	907,409	0.25%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	4,070,417	3,504,702	0.91%
Capstone Acquisition Holdings, Inc. Term Loan, 9.445% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	2,282,976	2,186,935	0.57%
CB&I STS Delaware LLC, 13.096% (3-Month Term SOFR+776.2 basis points), 12/31/2026	9/5/2023	2,282,035	2,304,856	0.60%
Clover Private Credit Opportunities Fund LP	12/13/2021	4,536,233	4,639,949	1.21%
Copper Property CTL Pass Through Trust	10/5/2017	528,672	192,982	0.05%
Cornerstone OnDemand, Inc., 8.615% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	68,400	67,890	0.02%
Element Commercial Funding LP, 10.731% (1-Month Term SOFR+575 basis points), 3/15/2025	4/14/2023	2,151,231	2,161,607	0.56%
Epic Games, Inc.	6/25/2020	2,499,525	1,156,302	0.30%
FPS Holdco II LLC	8/9/2024	6,794,272	6,794,272	1.77%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/5/2023	1,780,449	1,917,230	0.50%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	4,700,658	4,669,871	1.22%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	3,500,000	3,500,000	0.91%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2025	2/3/2021	-	46	0.00%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(891,939)	(656,972)	-0.17%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(10,527)	(1,633,209)	-0.43%
Lealand Reficar LC Term Loan, 13.060% (3-Month Term SOFR+750 basis points),06/30/2027	4/5/2024	150,030	97,520	0.03%
McDermott International, Ltd.	7/1/2020	2,014,777	427,029	0.11%
McDermott International, Ltd., 8.000%	12/31/2020	64,152	176,421	0.05%
McDermott LC, 8.855%, 6/30/2027	12/31/2020	991,166	555,052	0.14%
McDermott Tanks Escrow LC, 6.406% (3-Month Term SOFR+101.2 basis points), 12/31/2026	12/31/2020	228,691	128,068	0.03%
McDermott Tanks Secured LC, 10.406% (3-Month Term SOFR+501.2 basis points), 12/31/2026	2/28/2020	(5,478)	(251,391)	-0.07%
McDermott Technology Americas, Inc., 7.960% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	141,925	70,963	0.02%
McDermott Technology Americas, Inc., 8.960% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	1,831,482	529,154	0.14%
Metro Partners Fund VII LP	5/13/2021	7,100,327	8,714,127	2.27%
MSD Private Credit Opportunities Fund II LP	3/8/2021	4,714,593	5,804,759	1.52%
MSD Real Estate Credit Opportunities Fund	6/11/2020	779,481	1,332,093	0.35%
Nebari Natural Resources Credit Fund I LP	8/18/2020	4,702,772	4,543,729	1.19%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	552,000	552,000	0.14%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
PHI Group, Inc.	8/19/2019	690,707	1,689,040	0.44%
Piney Lake Opportunities Fund LP	6/30/2021	2,269,972	3,077,477	0.80%
Polaris Newco, LLC Term Loan B, 8.845% (3-Month Term SOFR+400 basis points), 6/5/2028	6/3/2021	1,131,314	1,114,091	0.29%
Post Road Special Opportunity Fund II LP	1/26/2021	1,471,914	1,669,394	0.44%
Project Myrtle, 7.500% (1-Month Term SOFR+317.9 basis points), 6/15/2025	12/21/2022	1,716,095	1,724,744	0.45%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	298,428	261,256	0.07%
QBS Parent, Inc., 8.854% (1-Month Term SOFR+425 basis points), 9/22/2025	4/13/2020	1,826,615	1,856,367	0.48%
Silverpeak Credit Opportunities LP	11/18/2019	1,103,190	1,702,833	0.44%
Silverpeak Special Situations	9/25/2020	4,304,378	4,774,957	1.25%
Vision Solutions, Inc., 9.514% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	62,973	70,391	0.02%
WH Borrower LLC, Term Loan B, 10.786% (3-Month Term SOFR+550 basis points), 2/16/2027	2/9/2022	1,077,677	1,138,837	0.30%
Windstream Services LLC, 11.195% (1-Month Term SOFR+625 basis points), 9/21/2027	8/11/2020	229,257	248,981	0.06%
		$76,981,249	$76,229,692	19.90%

Source Capital, Inc.
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (unaudited)

Affiliated Security	Shares Held as of December 31, 2023	Beginning Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value September 30, 2024	Shares as of September 30, 2024	Income from Affiliated Investments
FPS Holdco II LLC	-	$-	$6,794,272	$-	$-	$-	$-	$-	$6,794,272	6,794,272	$-
Total		$-	$6,794,272	$-	$-	$-	$-	$-	$6,794,272		$-